Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 5,181,375	$ 7,964,199	$ (2,438,015)	$ 9,680,537
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	4,291,201	8,156,649	(2,028,985)	15,665,756	$ 29,371,580	$ 26,206,896	$ 20,317,836
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,612,072	(607,561)	8,591,227	(4,916,439)	(2,600,361)	(6,966,567)	8,983,430
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	370,677	135,117	1,108,474	(2,707,861)	(2,041,657)	2,781,648	(2,597,497)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,892,446)	(628,813)	(2,467,415)	(3,744,984)	(1,369,247)	14,988,237	7,669,389
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	24,590	30,330	36,290	(112,280)	(102,040)	55,290	159,030
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	157,334	(445,482)	(1,488,031)	(335,396)	(241,212)	(1,111,367)	5,411,115
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	140,833	(44,447)	644,071	1,044,168	878,322	(942,605)	779,782
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	5,878,141	9,717,505	(8,453,601)	26,438,548	34,847,775	17,402,260	(87,413)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 890,174	$ (192,450)	$ (409,030)	$ (5,985,219)	$ (11,621,226)	$ 8,748,158	$ 51,738